Cash and cash equivalents (Details 1) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash and cash equivalents		$ 244,865	$ 221,601	$ 182,116	$ 153,889
Restricted cash	[1]	0	0	(30,872)
Total		$ 244,865	$ 221,601	$ 182,116

[1]	Restricted cash balances excluded from cash and cash equivalents relate to guarantees of AA2000.